Note 17 - Supplemental Cash Flow Information - Cash Payments (Details) - USD ($)		12 Months Ended
	Nov. 17, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest Paid	$ 1,069,695	$ 6,529,615	$ 6,536,994	$ 7,898,543
Income Taxes		$ 3,365,000	$ 4,738,000	$ 113,000